Ballast Small/Mid Cap ETF
Schedule of Investments
December 31, 2025 (Unaudited)
COMMON STOCKS — 97.82% Shares Fair Value
Communications — 4.08%
ATN International, Inc. 85,190 $ 1,942,332
Criteo S.A. - ADR
(a)
122,260 2,519,778
TripAdvisor, Inc.
(a)
121,921 1,775,170
6,237,280
Consumer Discretionary — 12.36%
Cavco Industries, Inc.
(a)
8,474 5,005,930
Climb Global Solutions, Inc. 58,162 5,978,472
Global Business Travel Group, Inc.
(a)
326,366 2,496,700
Patrick Industries, Inc. 33,482 3,630,453
Phinia , Inc. 28,353 1,777,450
18,889,005
Consumer Staples — 4.18%
Ingles Markets, Inc., Class A 21,399 1,466,901
Turning Point Brands, Inc. 45,361 4,917,133
6,384,034
Energy — 5.79%
Epsilon Energy Ltd. 552,052 2,561,520
Kosmos Energy Ltd.
(a)
1,264,441 1,147,354
Solaris Energy Infrastructure, Inc., Class A 78,480 3,607,726
Unit Corp. 49,642 1,531,456
8,848,056
Financials — 12.18%
Bank OZK 44,129 2,030,817
Capital Bancorp, Inc. 136,987 3,858,923
Federal Agricultural Mortgage Corp., Class C 25,304 4,442,623
Merchants Bancorp 90,843 3,094,113
MGIC Investment Corp. 100,772 2,944,558
Resolute Holdings Management, Inc.
(a)
10,870 2,243,894
18,614,928
Health Care — 8.14%
Bausch + Lomb Corp.
(a)
144,693 2,471,357
Bruker Corp. 45,059 2,122,729
Collegium Pharmaceutical, Inc.
(a)
76,784 3,555,099
iRadimed Corp. 24,074 2,341,919
QuidelOrtho Corp.
(a)
68,557 1,957,988
12,449,092
Industrials — 17.21%
AZZ, Inc. 37,598 4,029,754
Bel Fuse, Inc., Class B 29,179 4,949,634
Brink's Co. (The) 34,525 4,030,103
Donaldson Company, Inc. 23,866 2,115,960
Hillman Solutions Corp.
(a)
286,754 2,483,290
Landstar System, Inc. 22,832 3,280,958
Mueller Industries, Inc. 20,348 2,335,950

Ballast Small/Mid Cap ETF
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 97.82% - continued Shares Fair Value
Industrials — 17.21% - continued
Terex Corp. 57,629 $ 3,076,236
26,301,885
Materials — 19.44%
AdvanSix , Inc. 74,234 1,284,248
Cabot Corp. 19,494 1,292,062
Core Natural Resources, Inc. 33,742 2,986,504
Eagle Materials, Inc. 13,987 2,890,833
Ecovyst , Inc.
(a)
380,295 3,700,271
Ferroglobe plc 579,934 2,690,894
Natural Resource Partners, L.P. 72,207 7,538,411
Royal Gold, Inc. 17,982 3,997,219
TimkenSteel Corp.
(a)
195,331 3,351,880
29,732,322
Real Estate — 3.52%
EPR Properties 50,046 2,497,295
GEO Group, Inc. (The)
(a)
179,189 2,888,527
5,385,822
Technology — 10.92%
Cass Information Systems, Inc. 34,816 1,445,560
CompoSecure , Inc.
(a)
199,231 3,841,175
Consensus Cloud Solutions, Inc.
(a)
80,921 1,765,696
Extreme Networks, Inc.
(a)
92,495 1,540,042
Genpact Ltd. 51,857 2,425,870
IPG Photonics Corp.
(a)
22,275 1,594,890
Knowles Corp.
(a)
100,698 2,157,958
RCM Technologies, Inc.
(a)
94,149 1,924,876
16,696,067
Total Common Stocks (Cost $122,015,716) 149,538,491
Total Investments — 97.82% (Cost $122,015,716) 149,538,491
Other Assets in Excess of Liabilities — 2.18% 3,333,933
NET ASSETS — 100.00% $ 152,872,424
(a) Non-income producing security.
ADR - American Depositary Receipt